Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets	Sep. 30, 2024	Jun. 30, 2023
Computer and office equipment [Member]
Schedule of Estimated Useful Lives of the Assets [ Line Items]
Expected useful lives	5 years	5 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives of the Assets [ Line Items]
Expected useful lives	5 years	5 years
Leasehold improvement [Member]
Schedule of Estimated Useful Lives of the Assets [ Line Items]
Expected useful lives	3 years	3 years
Minimum [Member] | Furniture and fixtures [Member]
Schedule of Estimated Useful Lives of the Assets [ Line Items]
Expected useful lives	3 years	3 years
Maximum [Member] | Furniture and fixtures [Member]
Schedule of Estimated Useful Lives of the Assets [ Line Items]
Expected useful lives	5 years	5 years